Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Operating Segment and Line of Business - Additional Information (Detail) - USD ($) $ in Millions						12 Months Ended
	Aug. 01, 2025	Jan. 30, 2025	Dec. 02, 2024	Nov. 01, 2024	Sep. 10, 2024	Oct. 05, 2026	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 03, 2024
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired										51.00%
Consideration transferred							$ 101
Goodwill	$ 25						7,674	$ 7,170	$ 7,441
Proceeds from divestiture							6
Dominican Republic [member]
Disclosure of operating segments [line items]
Consideration, on sale of operations		$ 950
Goodwill cancellation		13
Consideration paid (received)		950
Gain Sale Of Operation		$ 551
Heim Group [member]
Disclosure of operating segments [line items]
Consideration transferred										$ 4
CEMEX Holdings Philippines Inc [member]
Disclosure of operating segments [line items]
Consideration transferred							$ 798
Loss Sale Of Operation			$ 119
Goodwill cancellation			$ 79
Couch Aggregates, LLC [member]
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired	30.00%
Consideration transferred	$ 34
Couch Aggregates, LLC [member] | Bottom of range [member]
Disclosure of operating segments [line items]
Percentage Of Ownership Interest	49.00%
Couch Aggregates, LLC [member] | Top of range [member]
Disclosure of operating segments [line items]
Percentage Of Ownership Interest	79.00%
Discontinued operations [member] | Neoris N.V. [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture				$ 139
Consideration, on sale of operations				$ 215
Percentage of ownership interest sold				34.80%
Consideration paid (received)				$ 215
Discontinued operations [member] | Guatemala [member]
Disclosure of operating segments [line items]
Consideration, on sale of operations					$ 212
Consideration paid (received)					$ 212
Panama [member]
Disclosure of operating segments [line items]
Consideration, on sale of operations						$ 200
Loss Sale Of Operation						63
Goodwill cancellation						24
Consideration paid (received)						$ 200